Fair Values of Assets and Liabilities - Valuation Assumption Ranges for Level 3 Available -for-Sale Investment Securities (Detail) (Level 3 [Member])	12 Months Ended
Dec. 31, 2014
Minimum [Member] | Non-Agency Prime [Member] | Mortgage-Backed Securities Residential [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	6.00%
Lifetime loss severity rates	15.00%
Discount margin	2.00%
Minimum [Member] | Non-Agency Non-Prime [Member] | Mortgage-Backed Securities Residential [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	3.00%
Lifetime probability of default rates	4.00%
Lifetime loss severity rates	20.00%
Discount margin	1.00%
Minimum [Member] | Asset-Backed Securities [Member] | Asset-Backed Securities Other [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	6.00%
Lifetime probability of default rates	5.00%
Lifetime loss severity rates	40.00%
Discount margin	6.00%
Maximum [Member] | Non-Agency Prime [Member] | Mortgage-Backed Securities Residential [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	22.00%
Lifetime probability of default rates	7.00%
Lifetime loss severity rates	60.00%
Discount margin	5.00%
Maximum [Member] | Non-Agency Non-Prime [Member] | Mortgage-Backed Securities Residential [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	10.00%
Lifetime probability of default rates	14.00%
Lifetime loss severity rates	70.00%
Discount margin	5.00%
Maximum [Member] | Asset-Backed Securities [Member] | Asset-Backed Securities Other [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	6.00%
Lifetime probability of default rates	5.00%
Lifetime loss severity rates	40.00%
Discount margin	6.00%
Average [Member] | Non-Agency Prime [Member] | Mortgage-Backed Securities Residential [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	14.00%
Lifetime probability of default rates	4.00%
Lifetime loss severity rates	34.00%
Discount margin	3.00%
Average [Member] | Non-Agency Non-Prime [Member] | Mortgage-Backed Securities Residential [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	7.00%
Lifetime probability of default rates	7.00%
Lifetime loss severity rates	53.00%
Discount margin	2.00%
Average [Member] | Asset-Backed Securities [Member] | Asset-Backed Securities Other [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	6.00%
Lifetime probability of default rates	5.00%
Lifetime loss severity rates	40.00%
Discount margin	6.00%